INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets	$ 222,942	$ 234,697
Income	13,937	14,874	$ 16,144
Net loss	(894)	6,433	$ (1,993)
Investments in associates [Member]
Assets	324,691	321,153
Liabilities	491,157	459,620
Income	59,961	59,294
Net loss	$ (10,949)	$ (11,947)